Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Line Items]
Cash on hand	$ 54	$ 71
Cash in banks	244,848	105,141
Other demand deposits	2,227	6,986
Total cash	247,129	112,198
Short-term deposits, classified as cash equivalents	51,595	149,099
Short-term investments, classified as cash equivalents	210,378	327,233
Total cash equivalents	261,973	476,332
Total cash and cash equivalents	$ 509,102	$ 588,530	$ 556,066	$ 630,438